14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets And Liabilities Income Tax And Minimum Notional Income Tax
DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX

The composition of the deferred tax assets and liabilities is as follows:

	12.31.2016	Reclassification to held for sale	Profit (loss) (1)	Other comprehensive income (loss) (2)	12.31.2017
Tax loss-carryforwards	942	-	694	-	1,636
Trade and other receivables	194	(5)	(70)	-	119
Financial assets at fair value through profit and loss	-	-	12	-	12
Trade and other payables	1,124	-	58	-	1,182
Defined benefit plans	361	(56)	(41)	(4)	260
Provisions	1,722	(306)	(674)	-	742
Taxes payable	224	-	(55)	-	169
Liabilities associated to assets classified as held for sale	-	367	-	-	367
Other	126	-	(81)	-	45
Deferred tax asset	4,693	-	(157)	(4)	4,532
Property, plant and equipment	(4,624)	841	2,083	-	(1,700)
Investments in companies	(1,329)	-	222	(176)	(1,283)
Intangible assets	(294)	-	221	-	(73)
Trade and other receivables	(851)	-	176	-	(675)
Financial assets at fair value through profit and loss	(95)	-	46	-	(49)
Borrowings	(61)	-	(75)	-	(136)
Assets classified as held for sale	-	(841)	-	-	(841)
Other	(3)	-	8	-	5
Deferred tax liabilities	(7,257)	-	2,681	(176)	(4,752)

(1)	Includes a loss of $ 618 million corresponding to discontinued operations.
(2)	Includes a loss of $ 180 million corresponding to discontinued operations.

	12.31.2015	Increase for subsidiaries acquisition	Profit (loss) (1)	Other comprehensive income (loss) (2)	12.31.2016
Tax loss-carryforwards	32	-	910	-	942
Trade and other receivables	53	89	52	-	194
Financial assets at fair value through profit and loss	8	-	(8)	-	-
Trade and other payables	333	-	791	-	1,124
Defined benefit plans	109	170	55	27	361
Provisions	134	1,372	216	-	1,722
Taxes payable	49	379	(192)	(12)	224
Other	23	112	(9)	-	126
Deferred tax asset	741	2,122	1,815	15	4,693
Property, plant and equipment	(710)	(4,477)	563	-	(4,624)
Share of profit from joint ventures and associates	-	(1,281)	(48)	-	(1,329)
Intangible assets	(229)	(74)	9	-	(294)
Trade and other receivables	(266)	(269)	(316)	-	(851)
Financial assets at fair value through profit and loss	(49)	(53)	7	-	(95)
Borrowings	(25)	(43)	7	-	(61)
Other	(2)	(21)	20	-	(3)
Deferred tax liabilities	(1,281)	(6,218)	242	-	(7,257)

(1)	Includes a loss of $ 103 million corresponding to discontinued operations.
(2)	Includes a gain of $ 17 million corresponding to discontinued operations.

Deferred tax assets and liabilities are offset in the following cases: a) when there is a legally enforceable right to offset tax assets and liabilities; and b) when deferred income tax charges are associated with the same fiscal authority. The following amounts, determined after their adequate offset, are disclosed in the statement of financial position:

	12.31.2017	12.31.2016
Deferred tax asset	1,306	1,232
Deferred tax liabilities	(1,526)	(3,796)
Deferred tax liabilities, net	(220)	(2,564)

The breakdown of income tax charge is:

	12.31.2017	12.31.2016	12.31.2015
Current tax	1,385	1,021	370
Deferred tax	(2,524)	(2,057)	163
Direct charges for income tax	79	-	-
Difference in the estimate of previous fiscal year income tax and the income return	(307)	(5)	-
Other comprehensive (loss) income	-	(15)	-
Minimum notional tax	-	(145)	54
Total income tax expense (gain)	(1,367)	(1,201)	587

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	Note	12.31.2017	12.31.2016	12.31.2015
Profit (loss) before tax		4,209	(1,525)	4,436
Current tax rate		35%	35%	35%
Result at the tax rate		1,473	(534)	1,553
Share of profit of joint ventures and associates		(208)	(39)	-
Non-taxable results		(1,347)	(731)	(1,045)
Non-deductible cost		194	-	-
Non-deductible provisions		121	123	12
Other		9	131	(2)
Effect of tax rate change in deferred tax	48	(449)	-	-
Minimum notional income tax credit		-	(145)	54
Difference in the estimate of previous fiscal year income tax and the income tax statement		(447)	13	45
Deferred tax not previously recognized		(714)	17	(282)
Deferred tax assets not recognized		1	(36)	252
Total income tax expense (gain)		(1,367)	(1,201)	587

As of December 31, 2017 and 2016 consolidated accumulated tax losses amount to $ 5,548 million and $ 4,283 million, respectively, which may be offset, pursuant to the applicable tax laws, with tax profits corresponding to future fiscal years, at the tax rate that is estimated to apply, based on the following breakdown:

Fiscal year generation	Fiscal year prescription	12.31.2017	12.31.2016

2012	2017	-	167
2013	2018	1	115
2014	2019	1	153
2015	2020	10	252
2016	2021	684	942
2017	2022	940	-
		1,636	1,629
Unrecognized deferred assets		-	(687)
Recognized Tax loss-carryforwards		1,636	942

Due to the uncertainty on whether future tax income may or may not absorb all deferred tax assets, as of December 31, 2016 the Company and some subsidiaries had not recorded deferred assets resulting from tax-loss carry-forwards accrued for a total amount of $ 687 million.